Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

17. SEGMENT INFORMATION

The Company and its subsidiaries currently operate in two reportable segments: dredging and environmental & infrastructure. The Company’s financial reporting systems present various data for management to run the business, including profit and loss statements prepared according to the segments presented. Management uses operating income to evaluate performance between the two segments. Segment information for 2016, 2015 and 2014, is provided as follows:

	2016	2015	2014
Dredging:
Contract revenues	$637,468	$681,255	$697,711
Operating income	34,108	64,073	41,620
Depreciation and amortization	54,826	50,556	43,620
Total assets	912,880	872,297	812,181
Property and equipment—net	399,479	397,468	366,027
Goodwill	76,576	76,576	76,576
Investment in joint ventures	381	1	2,114
Capital expenditures	84,263	82,000	79,186
Environmental & infrastructure:
Contract revenues	133,637	181,710	114,412
Operating loss	(19,428)	(41,114)	(17,767)
Depreciation and amortization	8,197	14,029	6,509
Total assets	81,166	127,907	134,324
Property and equipment—net	13,529	32,742	33,418
Goodwill	7,000	7,000	9,750
Investment in joint ventures	4,353	3,760	5,775
Capital expenditures	949	7,279	12,892
Intersegment:
Contract revenues	(3,520)	(6,087)	(5,292)
Total assets	(100,458)	(102,080)	(56,773)
Total:
Contract revenues	767,585	856,878	806,831
Operating income	14,680	22,959	23,853
Depreciation and amortization	63,023	64,585	50,129
Total assets	893,588	898,124	889,732
Property and equipment—net	413,008	430,210	399,445
Goodwill	83,576	83,576	86,326
Investment in joint ventures	4,734	3,761	7,889
Capital expenditures	85,212	89,279	92,078

The Company classifies the revenue related to its dredging projects into the following types of work:

	2016	2015	2014
Capital dredging — U.S.	$219,914	$207,058	$195,635
Capital dredging — foreign	59,413	139,945	155,000
Coastal protection dredging	215,041	184,060	194,219
Maintenance dredging	92,274	120,055	123,923
Rivers & lakes	50,826	30,137	28,934
Total dredging	$637,468	$681,255	$697,711

The Company derived revenues and gross profit from foreign project operations for the years ended December 31, 2016, 2015, and 2014, as follows:

	2016	2015	2014
Contract revenues	$59,413	$139,945	$155,000
Costs of contract revenues	(66,729)	(105,951)	(118,682)
Gross profit	$(7,316)	$33,994	$36,318

In 2016 and 2015, foreign revenues were primarily from work done in the Middle East and Brazil. In 2014 the majority of the Company’s foreign revenue came from the Wheatstone LNG project in Western Australia and from projects in the Middle East. The majority of the Company’s long-lived assets are marine vessels and related equipment. At any point in time, the Company may employ certain assets outside of the U.S., as needed, to perform work on the Company’s foreign projects. As of December 31, 2016 and 2015, long-lived assets with a net book value of $63,729 and $83,397, respectively, were located outside of the U.S.

The Company’s primary customer is the U.S. Army Corps of Engineers (the “Corps”), which has responsibility for federally funded projects related to waterway navigation and flood control. In 2016, 2015 and 2014, 53.4%, 51.0% and 60.4%, respectively, of contract revenues were earned from contracts with federal government agencies, including the Corps, as well as other federal entities such as the U.S. Coast Guard and U.S. Navy. At December 31, 2016 and 2015, approximately 39.9% and 24.9%, respectively, of accounts receivable, including contract revenues in excess of billings and retainage, were due on contracts with federal government agencies. The Company depends on its ability to continue to obtain federal government contracts, and indirectly, on the amount of federal funding for new and current government dredging projects. Therefore, the Company’s operations can be influenced by the level and timing of federal funding.

The Company recognized an overall loss on a remediation project of $7,260 which if applied to the initial year of the contract would have decreased gross profit by nearly the entire amount of the loss in the year ended December 31, 2015. The Company recognized a loss on a landfill project of $7,446 on which the change in estimate to the gross profit percentage in the year resulted in a cumulative net impact on the project margin, which decreased gross profit by extensively the entire amount of the loss in the year ended December 31, 2015. The project was completed in 2016. In 2014, the Company earned significant revenue from a large, single customer foreign contract. A revision to the estimated gross profit percentage was recognized in the year resulting in a cumulative net impact on the project margin, which increased gross profit by $22,418 for the year ended December 31, 2014, including an increase in gross profit of $7,645 during the fourth quarter. The project was completed in 2014.

Revenue from foreign projects has been concentrated in the Middle East which comprised less than 10% and 14.7% of total revenue in 2016 and 2015, respectively. At December 31, 2016 and 2015, approximately 13.0% and 24.6%, respectively, of total accounts receivable, including retainage and contract revenues in excess of billings, were due on contracts in the Middle East. There is a dependence on future projects in the Middle East, as vessels are currently located there. However, some of the vessels located in Middle East can be moved back to the U.S. or all can be moved to other international markets as opportunities arise.